Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consists of the following as of:
	September 30, 2016	December 31, 2015
Finished goods	$25,275	$-
Total inventories	$25,275	$-
Inventory consists of the following as of:
	December 31, 2015	December 31, 2014
Processed materials	$-	$958,575
Total inventories	$-	$958,575